                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST  3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA (R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48486-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2010 (unaudited)

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (73.0%)

             CONSUMER DISCRETIONARY (9.5%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.8%)
$    1,000   Jostens IH Corp.                                       7.63%     10/01/2012   $    1,008
     3,840   Kellwood Co. (a)                                       7.88       7/15/2011        2,793
     3,000   Kellwood Co.                                           7.63      10/15/2017        1,410
     3,000   Levi Strauss & Co.                                     9.75       1/15/2015        3,165
     1,000   Levi Strauss & Co. (b),(c)                             7.63       5/15/2020        1,016
     2,000   Quiksilver, Inc.                                       6.88       4/15/2015        1,843
                                                                                           ----------
                                                                                               11,235
                                                                                           ----------
             APPAREL RETAIL (0.1%)
     1,000   Limited Brands, Inc.                                   8.50       6/15/2019        1,114
                                                                                           ----------

             AUTO PARTS & EQUIPMENT (0.5%)
     1,000   American Axle & Manufacturing Holdings, Inc. (b)       9.25       1/15/2017        1,070
     2,000   ArvinMeritor, Inc.                                     8.13       9/15/2015        1,965
     1,311   Federal-Mogul Corp. (d)                                2.19 (e)  12/27/2014        1,202
       669   Federal-Mogul Corp. (d)                                2.19 (e)  12/27/2015          613
       997   Metaldyne Co., LLC (d)                                 5.46 (e)   1/11/2014           85
     1,029   Tenneco Automotive, Inc.                              10.25       7/15/2013        1,057
       200   Tenneco Automotive, Inc.                               8.63      11/15/2014          206
       500   Tenneco Automotive, Inc.                               8.13      11/15/2015          522
                                                                                           ----------
                                                                                                6,720
                                                                                           ----------
             AUTOMOBILE MANUFACTURERS (0.2%)
     3,000   Ford Motor Credit Co., LLC                             7.00       4/15/2015        3,053
                                                                                           ----------
             BROADCASTING (1.8%)
     1,320   CCH II, LLC (b)                                       13.50      11/30/2016        1,607
     8,000   Charter Communications Operating LLC (b)              10.00 (e)   4/30/2012        8,520
       400   Clear Channel Worldwide Holdings, Inc. (b)             9.25      12/15/2017          429
     1,600   Clear Channel Worldwide Holdings, Inc. (b)             9.25      12/15/2017        1,720
     3,000   LBI Media, Inc. (b)                                    8.50       8/01/2017        2,595
     2,000   Liberty Media Corp., LLC                               5.70       5/15/2013        2,020
     1,000   Nexstar Broadcasting Group, Inc. (b)                   8.88       4/15/2017        1,025
     1,000   Sinclair Television Group, Inc. (b)                    9.25      11/01/2017        1,070
       978   Telesat Canada (d)                                     3.28 (e)   9/01/2014          964
     4,000   Univision Communications, Inc. (d)                     2.54 (e)   9/29/2014        3,653
     1,000   XM Satellite Radio, Inc.                              11.25       6/15/2013        1,097
                                                                                           ----------
                                                                                               24,700
                                                                                           ----------
             CABLE & SATELLITE (0.6%)
     1,000   Cablevision Systems Corp.                              7.75       4/15/2018        1,014
     1,000   Cablevision Systems Corp.                              8.00       4/15/2020        1,021
       500   CCO Holdings, LLC (b)                                  7.88       4/30/2018          515
     1,000   Cequel Communications Holdings I, LLC and
                Cequel Capital Corp. (b)                            8.63      11/15/2017        1,025
     3,000   Mediacom Broadband, LLC                                8.50      10/15/2015        3,105
     1,000   Virgin Media Finance plc                               8.38      10/15/2019        1,051
                                                                                           ----------
                                                                                                7,731
                                                                                           ----------

================================================================================

1  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             CASINOS & GAMING (2.9%)
$    1,000   Ameristar Casinos, Inc.                                9.25%      6/01/2014   $    1,055
     3,235   Harrah's Operating Co., Inc. (d)                       3.32 (e)   1/28/2015        2,856
       172   Harrah's Operating Co., Inc.                          10.00       2/01/2016          150
     3,000   Harrah's Operating Co., Inc.                          11.25       6/01/2017        3,289
     4,927   Harrah's Operating Co., Inc.                          10.00      12/15/2018        4,305
     3,200   Inn of the Mountain Gods (f)                          12.00      11/15/2010        1,520
     3,000   Jacobs Entertainment, Inc.                             9.75       6/15/2014        2,835
     1,030   MGM Mirage                                             6.75       9/01/2012        1,002
     3,000   MGM Mirage                                            13.00      11/15/2013        3,532
     1,695   MGM Mirage (d)                                         7.00       2/21/2014        1,664
     1,000   MGM Mirage (b)                                        10.38       5/15/2014        1,100
     1,000   MGM Mirage (b)                                        11.13      11/15/2017        1,136
     1,500   MGM Mirage (b)                                         9.00       3/15/2020        1,579
     1,000   Pinnacle Entertainment, Inc. (b)                       8.63       8/01/2017        1,053
     1,000   Pinnacle Entertainment, Inc. (b),(c)                   8.75       5/15/2020        1,005
     3,734   Pokagon Gaming Auth. (b)                              10.38       6/15/2014        3,921
     2,000   Shingle Springs Tribal Gaming Auth. (b)                9.38       6/15/2015        1,760
     3,000   Snoqualmie Entertainment Auth. (b)                     4.14 (e)   2/01/2014        2,467
     1,000   Snoqualmie Entertainment Auth. (b)                     9.13       2/01/2015          870
     2,000   Turning Stone Resort Casino (b)                        9.13       9/15/2014        2,000
                                                                                           ----------
                                                                                               39,099
                                                                                           ----------
             CATALOG RETAIL (0.3%)
     3,500   Harry & David Operations Corp.                         9.00       3/01/2013        2,634
     1,000   QVC, Inc. (b)                                          7.13       4/15/2017        1,017
     1,000   QVC, Inc. (b)                                          7.38      10/15/2020        1,018
                                                                                           ----------
                                                                                                4,669
                                                                                           ----------
             DEPARTMENT STORES (0.5%)
     3,200   Dillard's, Inc.                                        7.13       8/01/2018        3,072
     1,000   Federated Department Stores, Inc.                      6.90       4/01/2029          990
     2,100   May Dept Stores Co.                                    7.88       8/15/2036        2,016
                                                                                           ----------
                                                                                                6,078
                                                                                           ----------
             HOMEBUILDING (0.2%)
     2,000   D. R. Horton, Inc.                                     5.63       1/15/2016        1,940
     1,000   Lennar Corp.                                          12.25       5/15/2017        1,227
                                                                                           ----------
                                                                                                3,167
                                                                                           ----------
             HOTELS, RESORTS, & CRUISE LINES (0.3%)
     1,000   NCL Corp. Ltd. (b)                                    11.75      11/15/2016        1,105
     2,000   Royal Caribbean Cruises Ltd.                           7.25       6/15/2016        2,035
     1,000   Starwood Hotels & Resorts Worldwide, Inc.              7.88      10/15/2014        1,102
                                                                                           ----------
                                                                                                4,242
                                                                                           ----------
             HOUSEHOLD APPLIANCES (0.1%)
     1,000   Stanley Works Capital Trust I                          5.90      12/01/2045          985
                                                                                           ----------
             HOUSEWARES & SPECIALTIES (0.0%)
       500   Libbey Glass, Inc. (b)                                10.00       2/15/2015          530
                                                                                           ----------
             LEISURE FACILITIES (0.2%)
     3,475   Town Sports International Holdings, Inc. (e)          11.00       2/01/2014        3,232
                                                                                           ----------
             MOVIES & ENTERTAINMENT (0.3%)
     1,500   AMC Entertainment, Inc.                                8.75       6/01/2019        1,590
     1,000   Cinemark USA, Inc.                                     8.63       6/15/2019        1,066
     1,000   Live Nation Entertainment, Inc. (b),(c)                8.13       5/15/2018        1,035
       250   WMG Acquisition Corp.                                  9.50       6/15/2016          271
                                                                                           ----------
                                                                                                3,962
                                                                                           ----------
             PUBLISHING (0.4%)
      178    American Media Operations, Inc. (b)                    9.00       5/01/2013          117

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$    1,906   American Media Operations, Inc. (b)                   14.00%     11/01/2013   $    1,248
     2,000   McClatchy Co. (b)                                     11.50       2/15/2017        2,145
     2,000   Network Communications, Inc.                          10.75      12/01/2013        1,085
     1,000   Quebecor Media, Inc.                                   7.75       3/15/2016        1,008
     4,000   Reader's Digest Association, Inc. (e),(f),(h)          9.00       2/15/2017            -
                                                                                           ----------
                                                                                                5,603
                                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
       600   Mac-Gray Corp.                                         7.63       8/15/2015          587
     1,000   Service Corp. International                            7.63      10/01/2018        1,045
                                                                                           ----------
                                                                                                1,632
                                                                                           ----------
             TIRES & RUBBER (0.2%)
     1,000   Goodyear Tire & Rubber Co.                             9.00       7/01/2015        1,050
     1,000   Goodyear Tire & Rubber Co.                            10.50       5/15/2016        1,120
                                                                                           ----------
                                                                                                2,170
                                                                                           ----------
             Total Consumer Discretionary                                                     129,922
                                                                                           ----------
             CONSUMER STAPLES (3.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     1,000   Southern States Cooperative, Inc.                     11.00      11/01/2010          995
                                                                                           ----------
             DISTILLERS & VINTNERS (0.1%)
     1,000   Constellation Brands, Inc.                             7.25       5/15/2017        1,025
                                                                                           ----------
             DRUG RETAIL (1.6%)
    15,100   CVS Caremark Corp.                                     6.30       6/01/2037       14,578
     1,000   Rite Aid Corp.                                         8.63       3/01/2015          890
     1,250   Rite Aid Corp. (d)                                     9.50       6/05/2015        1,308
     1,000   Rite Aid Corp.                                         9.38      12/15/2015          900
     2,000   Rite Aid Corp.                                         9.75       6/12/2016        2,210
     2,000   Rite Aid Corp.                                        10.38       7/15/2016        2,155
                                                                                           ----------
                                                                                               22,041
                                                                                           ----------
             FOOD DISTRIBUTORS (0.1%)
     1,000   C&S Group Enterprises, LLC (b)                         8.38       5/01/2017        1,005
                                                                                           ----------
             FOOD RETAIL (0.3%)
     1,000   American Stores Co.                                    8.00       6/01/2026          887
     3,000   ARAMARK Corp. (i)                                      8.50       2/01/2015        3,094
     1,000   Susser Holdings, LLC (b),(c)                           8.50       5/15/2016        1,010
                                                                                           ----------
                                                                                                4,991
                                                                                           ----------
             HOUSEHOLD PRODUCTS (0.2%)
     2,250   JohnsonDiversey Holdings, Inc. (b)                     8.25      11/15/2019        2,365
                                                                                           ----------
             PACKAGED FOODS & MEAT (0.7%)
     1,000   Bumble Bee Foods, LLC (b)                              7.75      12/15/2015        1,025
     1,000   Dean Foods Co.                                         7.00       6/01/2016          978
     1,000   Michael Foods, Inc.                                    8.00      11/15/2013        1,025
     3,400   Reddy Ice Corp. (b)                                   11.25       3/15/2015        3,698
     2,175   Reddy Ice Holdings, Inc. (e)                          10.50      11/01/2012        2,251
     1,000   Smithfield Foods, Inc. (b)                            10.00       7/15/2014        1,126
                                                                                           ----------
                                                                                               10,103
                                                                                           ----------
             Total Consumer Staples                                                            42,525
                                                                                           ----------
             ENERGY (10.4%)
             --------------
             COAL & CONSUMABLE FUELS (0.7%)
     1,000   Arch Coal, Inc.                                        8.75       8/01/2016        1,075
     2,000   Cloud Peak Energy Resources, LLC/ Cloud
                 Peak Energy Finance Corp. (b)                      8.25      12/15/2017        2,065
     1,500   CONSOL Energy, Inc. (b)                                8.00       4/01/2017        1,590
     1,000   CONSOL Energy, Inc. (b)                                8.25       4/01/2020        1,065

================================================================================

3  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$    1,500   Murray Energy Corp. (b)                               10.25%     10/15/2015   $    1,567
     2,000   Peabody Energy Corp.                                   7.88      11/01/2026        2,090
                                                                                           ----------
                                                                                                9,452
                                                                                           ----------
             OIL & GAS DRILLING (0.4%)
     2,000   Hercules Offshore, LLC (b)                            10.50      10/15/2017        2,070
     1,000   Parker Drilling Co. (b)                                9.13       4/01/2018        1,033
     2,000   Stallion Oilfield Holdings, Ltd. (b)                  10.50       2/15/2015        2,010
                                                                                           ----------
                                                                                                5,113
                                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
     2,500   Basic Energy Services, Inc.                            7.13       4/15/2016        2,231
     3,000   Edgen Murray Corp. (b)                                12.25       1/15/2015        2,985
     1,000   Global Geophysical Services, Inc. (b)                 10.50       5/01/2017          986
     1,500   Helix Energy Solutions Group, Inc. (b)                 9.50       1/15/2016        1,568
     2,000   Mcjunkin Red Man Corp. (b)                             9.50      12/15/2016        2,090
     1,700   Seitel, Inc.                                           9.75       2/15/2014        1,424
                                                                                           ----------
                                                                                               11,284
                                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (3.0%)
     2,000   Berry Petroleum Co.                                    8.25      11/01/2016        2,050
     1,000   Bill Barrett Corp.                                     9.88       7/15/2016        1,080
     3,000   Chaparral Energy, Inc.                                 8.50      12/01/2015        2,940
     3,000   Chesapeake Energy Corp.                                9.50       2/15/2015        3,311
     1,000   Chesapeake Energy Corp.                                6.50       8/15/2017          974
     1,000   Cimarex Energy Co.                                     7.13       5/01/2017        1,036
     1,000   Denbury Resources, Inc.                                9.75       3/01/2016        1,110
       996   Denbury Resources, Inc.                                8.25       2/15/2020        1,073
     1,000   Encore Acquisition Co.                                 9.50       5/01/2016        1,099
     4,000   Hilcorp Energy I, LP (b)                               8.00       2/15/2020        3,950
     2,000   Linn Energy LLC (b)                                    8.63       4/15/2020        2,080
     2,000   Mariner Energy, Inc.                                  11.75       6/30/2016        2,560
     3,000   NFR Energy, LLC (b)                                    9.75       2/15/2017        2,989
     2,000   Petrohawk Energy Corp.                                10.50       8/01/2014        2,227
     1,000   Plains Exploration & Production Co.                    7.75       6/15/2015        1,023
     3,000   Plains Exploration & Production Co.                    7.00       3/15/2017        2,977
     1,000   Plains Exploration & Production Co.                    7.63       6/01/2018        1,014
     1,000   Plains Exploration & Production Co.                    7.63       4/01/2020        1,000
     1,000   Quicksilver Resources, Inc.                            8.25       8/01/2015        1,037
     1,000   Quicksilver Resources, Inc.                           11.75       1/01/2016        1,165
     1,000   Quicksilver Resources, Inc.                            7.13       4/01/2016          970
     2,000   Rosetta Resources, Inc. (b)                            9.50       4/15/2018        2,075
     1,000   SandRidge Energy, Inc. (b)                             9.88       5/15/2016        1,055
     1,000   SandRidge Energy, Inc. (b)                             8.00       6/01/2018          988
                                                                                           ----------
                                                                                               41,783
                                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.3%)
     1,133   Amerigas Partners, LP                                  7.25       5/20/2015        1,164
     1,000   Coffeyville Resources (b)                             10.88       4/01/2017        1,025
     1,000   Tesoro Corp.                                           6.63      11/01/2015          976
     1,000   Tesoro Corp.                                           9.75       6/01/2019        1,078
                                                                                           ----------
                                                                                                4,243
                                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (5.2%)
     2,000   Crosstex Energy, LP (b)                                8.88       2/15/2018        2,080
     1,000   El Paso Corp.                                         12.00      12/12/2013        1,195
     2,000   El Paso Corp.                                          7.80       8/01/2031        1,997
     3,000   El Paso Energy Corp.                                   7.75       1/15/2032        3,019
    13,400   Enbridge Energy Partners, LP                           8.05      10/01/2037       13,632
     4,000   Enterprise Products Operating, LP (i)                  8.38       8/01/2066        4,165
     9,250   Enterprise Products Operating, LP                      7.00       6/01/2067        8,724
     9,000   Enterprise Products Operating, LP                      7.03       1/15/2068        8,709
     1,000   MarkWest Energy Partners LP                            6.88      11/01/2014          990
     2,980   MarkWest Energy Partners LP                            8.50       7/15/2016        3,099
       250   MarkWest Energy Partners LP                            8.75       4/15/2018          261

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$   1,000    Martin Midstream Partners, LP (b)                      8.88%      4/01/2018   $    1,023
    2,000    Niska Gas Storage (b)                                  8.88       3/15/2018        2,120
    2,000    Regency Energy Partners, LP (b)                        9.38       6/01/2016        2,157
    2,000    Sabine Pass LNG, LP                                    7.25      11/30/2013        1,932
    2,000    Sabine Pass LNG, LP                                    7.50      11/30/2016        1,840
    2,000    SourceGas, LLC (b)                                     5.90       4/01/2017        1,898
   13,000    Southern Union Co.                                     7.20 (e)  11/01/2066       12,220
      241    Targa Resources Partners LP (d)                        6.00       6/04/2017          242
                                                                                           ----------
                                                                                               71,303
                                                                                           ----------
             Total Energy                                                                     143,178
                                                                                           ----------
             FINANCIALS (23.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    2,000    Nuveen Investments, Inc.                              10.50      11/15/2015        2,015
                                                                                           ----------
             CONSUMER FINANCE (4.0%)
    4,000    Capital One Financial Corp.                            7.69       8/15/2036        3,960
      358    Chrysler Financial Services (d)                        4.26 (e)   8/03/2012          359
    5,000    Credit Acceptance Corp. (b)                            9.13       2/01/2017        5,250
    2,000    Ford Motor Credit Co., LLC                             7.50       8/01/2012        2,068
    8,000    Ford Motor Credit Co., LLC                             7.00      10/01/2013        8,261
    7,000    Ford Motor Credit Co., LLC                             8.00       6/01/2014        7,333
    2,000    Ford Motor Credit Co., LLC                             8.70      10/01/2014        2,150
    2,000    Ford Motor Credit Co., LLC                            12.00       5/15/2015        2,420
    2,000    General Motors Acceptance Corp.                        6.88       9/15/2011        2,045
    3,000    General Motors Acceptance Corp.                        6.88       8/28/2012        3,071
    9,000    General Motors Acceptance Corp.                        6.88       8/28/2012        9,160
    7,000    General Motors Acceptance Corp.                        6.75      12/01/2014        7,000
    2,000    General Motors Acceptance Corp.                        6.75      12/01/2014        2,012
                                                                                           ----------
                                                                                               55,089
                                                                                           ----------
             DIVERSIFIED BANKS (1.7%)
    2,000    Comerica Capital Trust II                              6.58       2/20/2037        1,800
    3,000    First Tennessee Bank, N.A.                             5.65       4/01/2016        3,008
    8,000    USB Capital IX                                         6.19               -(j)     7,030
    7,500    USB Realty Corp. (b)                                   6.09               -(j)     6,356
    4,000    Wachovia Capital Trust III                             5.80               -(j)     3,500
    2,000    Wells Fargo Capital XV                                 9.75               -(j)     2,250
                                                                                           ----------
                                                                                               23,944
                                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000    Lehman Brothers Holdings, Inc. (f)                     5.75       4/25/2011          430
    2,000    Lehman Brothers Holdings, Inc. (f)                     6.88       5/02/2018          450
                                                                                           ----------
                                                                                                  880
                                                                                           ----------
            LIFE & HEALTH INSURANCE (3.3%)
    1,000   Americo Life, Inc. (b)                                  7.88       5/01/2013        1,000
    2,000   Great-West Life & Annuity Insurance Co. (b)             7.15       5/16/2046        1,940
   15,000   Lincoln National Corp.                                  7.00       5/17/2066       14,025
    2,000   MetLife, Inc.                                          10.75       8/01/2069        2,583
   10,500   Nationwide Mutual Insurance Co. (b)                     5.81      12/15/2024        9,746
    2,000   Prudential Financial, Inc.                              8.88       6/15/2038        2,270
   16,000   StanCorp Financial Group, Inc.                          6.90       6/01/2067       14,280
                                                                                           ----------
                                                                                               45,844
                                                                                           ----------
            MULTI-LINE INSURANCE (3.1%)
    1,000   Farmers Exchange Capital (b)                            7.05       7/15/2028          946
    1,700   Farmers Insurance Exchange (b)                          8.63       5/01/2024        1,926
   16,200   Genworth Financial, Inc.                                6.15      11/15/2066       13,081
   15,000   Glen Meadow (b)                                         6.51       2/12/2067       12,675
    3,780   Hanover Insurance Group, Inc.                           8.21       2/03/2027        3,532
   12,125   Oil Insurance Ltd. (b)                                  7.56               -(j)    10,617
                                                                                           ----------
                                                                                               42,777
                                                                                           ----------

================================================================================

5  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             MULTI-SECTOR HOLDINGS (0.8%)
$    2,750   Leucadia National Corp.                                7.13%      3/15/2017   $    2,736
     9,025   Leucadia National Corp.                                8.65       1/15/2027        8,709
                                                                                           ----------
                                                                                               11,445
                                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
     5,000   BankAmerica Institutional Capital (b)                  8.07      12/31/2026        5,012
     3,000   General Electric Capital Corp.                         6.38      11/15/2067        2,891
     4,000   General Electric Capital Corp.                         6.38      11/15/2067        3,855
     5,500   ILFC E-Capital Trust I (b)                             5.90      12/21/2065        4,208
    13,000   ILFC E-Capital Trust II (b)                            6.25      12/21/2065        9,945
     2,000   NB Capital Trust IV                                    8.25       4/15/2027        2,020
                                                                                           ----------
                                                                                               27,931
                                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (1.1%)
     1,000   Financial Security Assurance Holdings Ltd. (b)         6.40      12/15/2066          695
     2,000   First American Capital Trust I                         8.50       4/15/2012        2,021
     1,500   Kingsway America, Inc.                                 7.50       2/01/2014        1,252
     2,000   Liberty Mutual Group, Inc. (b)                         7.00       3/15/2037        1,775
     8,000   Progressive Corp.                                      6.70       6/15/2037        7,939
     2,000   Zenith National Insurance Capital Trust (b),(i)        8.55       8/01/2028        1,750
                                                                                           ----------
                                                                                               15,432
                                                                                           ----------
             REGIONAL BANKS (2.6%)
     2,000   AgFirst Farm Credit Bank                               6.59               -(j)     1,667
     1,500   AmSouth Bank, N.A.                                     5.20       4/01/2015        1,461
     3,000   City National Capital Trust I                          9.63       2/01/2040        3,373
    12,000   Fifth Third Capital Trust IV                           6.50       4/15/2037       10,350
     1,500   First Empire Capital Trust I                           8.23       2/01/2027        1,391
     2,500   Huntington Capital III                                 6.65       5/15/2037        1,817
       750   KeyCorp Capital II                                     6.88       3/17/2029          654
     4,000   Manufacturers & Traders Trust Co.                      5.63      12/01/2021        3,720
     2,000   National City Preferred Capital Trust I               12.00               -(j)     2,320
     3,000   Susquehanna Capital II                                11.00       3/23/2040        3,195
     2,500   Union Planters Corp.                                   7.75       3/01/2011        2,554
     4,000   Webster Capital Trust IV                               7.65       6/15/2037        2,920
                                                                                           ----------
                                                                                               35,422
                                                                                           ----------
             REINSURANCE (1.1%)
     5,000   Max USA Holdings Ltd. (b),(i)                          7.20       4/14/2017        5,218
     2,000   Platinum Underwriters Finance, Inc.                    7.50       6/01/2017        2,180
     9,000   PXRE Capital Trust I                                   8.85       2/01/2027        7,762
                                                                                           ----------
                                                                                               15,160
                                                                                           ----------
             REITs - INDUSTRIAL (0.3%)
     1,500   DuPont Fabros Technology, LP (b)                       8.50      12/15/2017        1,564
     2,000   ProLogis                                               6.88       3/15/2020        1,984
                                                                                           ----------
                                                                                                3,548
                                                                                           ----------
             REITs - MORTGAGE (0.2%)
     1,000   iStar Financial, Inc. (b)                              8.00       3/15/2011        1,007
     1,000   iStar Financial, Inc. (b)                             10.00       6/15/2014        1,005
                                                                                           ----------
                                                                                                2,012
                                                                                           ----------
             REITs - OFFICE (0.9%)
     1,000   Brandywine Operating Partnership, LP                   6.00       4/01/2016        1,020
     2,000   Brandywine Operating Partnership, LP                   5.70       5/01/2017        1,977
     2,000   HRPT Properties Trust                                  6.25       8/15/2016        2,037
     1,700   HRPT Properties Trust                                  6.25       6/15/2017        1,700
     3,055   Reckson Operating Partnership, LP                      6.00       3/31/2016        3,049
     2,000   Reckson Operating Partnership, LP (b)                  7.75       3/16/2020        2,081
                                                                                           ----------
                                                                                               11,864
                                                                                           ----------
             REITs - RETAIL (1.4%)
     2,500   New Plan Excel Realty Trust, Inc.                      4.50       2/01/2011        2,381

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$    7,000   New Plan Excel Realty Trust, Inc.                      5.13%      9/15/2012   $    6,353
     3,000   New Plan Excel Realty Trust, Inc.                      5.30       1/15/2015        2,430
     2,675   New Plan Excel Realty Trust, Inc.                      5.25       9/15/2015        2,163
     1,550   New Plan Excel Realty Trust, Inc.                      7.50       7/30/2029        1,093
     2,000   Rouse Co. (f)                                          8.00       4/30/2009        2,250
     2,000   Rouse Co., LP (b),(f)                                  6.75       5/01/2013        2,230
                                                                                           ----------
                                                                                               18,900
                                                                                           ----------
             REITs - SPECIALIZED (0.6%)
     2,000   Host Hotels & Resorts, LP                              6.75       6/01/2016        2,030
     1,000   Host Hotels & Resorts, LP (b)                          9.00       5/15/2017        1,091
     2,500   Senior Housing Properties Trust                        6.75       4/15/2020        2,488
     1,000   Strategic Hotels & Resorts, Inc. (b)                   3.50       4/01/2012          929
     2,000   Ventas Realty, LP                                      6.75       4/01/2017        2,060
                                                                                           ----------
                                                                                                8,598
                                                                                           ----------
             SPECIALIZED FINANCE (0.3%)
     2,300   Assured Guaranty U.S. Holdings, Inc.                   6.40      12/15/2066        1,777
     2,500   MBIA Insurance Co. (b)                                14.00       1/15/2033        1,950
     1,000   Petroplus Finance Ltd. (b)                             7.00       5/01/2017          912
                                                                                           ----------
                                                                                                4,639
                                                                                           ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
     1,000   Provident Funding Associations, LP (b)                10.25       4/15/2017        1,040
     1,000   Washington Mutual Bank                                 5.55       6/16/2010          491
                                                                                           ----------
                                                                                                1,531
                                                                                           ----------
             Total Financials                                                                 327,031
                                                                                           ----------
             HEALTH CARE (4.1%)
             ------------------
             HEALTH CARE EQUIPMENT (0.5%)
     1,000   Accellent, Inc.                                       10.50      12/01/2013        1,010
       500   Accellent, Inc. (b)                                    8.38       2/01/2017          504
       985   Biomet, Inc. (d)                                       3.28 (e)   3/25/2015          974
     1,000   Biomet, Inc.                                          10.00      10/15/2017        1,105
     1,000   Insight Health Services Corp.                          5.50 (e)  11/01/2011          455
     2,500   Universal Hospital Services, Inc.                      3.86 (e)   6/01/2015        2,162
                                                                                           ----------
                                                                                                6,210
                                                                                           ----------
             HEALTH CARE FACILITIES (2.8%)
     2,876   Community Health Systems, Inc. (c),(d)                 2.50 (e)   7/24/2014        2,798
     1,000   Community Health Systems, Inc.                         8.88       7/15/2015        1,045
     1,914   HCA, Inc. (d)                                          3.54 (e)  11/18/2013        1,866
     4,000   HCA, Inc.                                              5.75       3/15/2014        3,910
     3,000   HCA, Inc.                                              9.25      11/15/2016        3,240
     4,207   HCA, Inc.                                              9.63      11/15/2016        4,586
     2,000   HCA, Inc. (b)                                          8.50       4/15/2019        2,217
     1,500   HCA, Inc. (b)                                          7.25       9/15/2020        1,573
       954   HealthSouth Corp. (d)                                  6.04       3/10/2013          937
     2,000   HealthSouth Corp.                                     10.75       6/15/2016        2,190
     2,000   IASIS Healthcare, LLC                                  8.75       6/15/2014        2,060
     1,000   LifePoint Hospitals, Inc.                              3.50       5/15/2014        1,047
     2,000   Psychiatric Solutions, Inc.                            7.75       7/15/2015        2,050
     3,000   Select Medical Corp.                                   7.63       2/01/2015        2,880
     1,000   Sun Healthcare Group, Inc.                             9.13       4/15/2015        1,042
     2,000   Tenet Healthcare Corp.                                 7.38       2/01/2013        2,055
     2,000   Tenet Healthcare Corp. (b)                             9.00       5/01/2015        2,190
     1,000   United Surgical Partners International, Inc.           8.88       5/01/2017        1,038
                                                                                           ----------
                                                                                               38,724
                                                                                           ----------
             HEALTH CARE SERVICES (0.5%)
     2,000   Alliance Healthcare Services, Inc. (b)                 8.00      12/01/2016        1,875
     1,750   AMR Holdco, Inc.                                      10.00       2/15/2015        1,837
       500   Omnicare, Inc.                                         6.88      12/15/2015          503

================================================================================

7  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$    1,000   Radiation Therapy Services, Inc. (b)                   9.88%      4/15/2017   $    1,040
     1,071   US Oncology, Inc.                                      5.40 (e)   3/15/2012        1,017
     1,000   US Oncology, Inc.                                     10.75       8/15/2014        1,044
                                                                                           ----------
                                                                                                7,316
                                                                                           ----------
             HEALTH CARE SUPPLIES (0.3%)
     1,000   Bausch & Lomb, Inc.                                    9.88      11/01/2015        1,060
     1,000   DJO Finance LLC                                       10.88      11/15/2014        1,100
     1,056   VWR Funding, Inc.                                     10.25       7/15/2015        1,114
                                                                                           ----------
                                                                                                3,274
                                                                                           ----------
             Total Health Care                                                                 55,524
                                                                                           ----------
             INDUSTRIALS (7.3%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
     2,000   Bombardier, Inc. (b)                                   7.50       3/15/2018        2,135
                                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.2%)
     3,000   Park Ohio Industries, Inc.                             8.38      11/15/2014        2,812
                                                                                           ----------
             AIRLINES (2.0%)
       112   Airplanes Pass-Through Trust                           0.61 (e)   3/15/2019          107
     1,237   America West Airlines, Inc. Pass-Through Trust         6.87       1/02/2017        1,166
       565   America West Airlines, Inc. Pass-Through Trust         7.12       1/02/2017          511
     3,000   American Airlines, Inc. Pass-Through Trust             6.82       5/23/2011        3,000
     2,000   Continental Airlines, Inc.                             8.75      12/01/2011        2,040
       135   Continental Airlines, Inc. Pass-Through Trust          8.50       5/01/2011          136
       372   Continental Airlines, Inc. Pass-Through Trust          7.03       6/15/2011          369
     1,960   Continental Airlines, Inc. Pass-Through Trust          9.00       7/08/2016        2,156
     7,000   United Air Lines, Inc. (b)                            12.00       1/15/2016        7,455
     3,000   United Air Lines, Inc.                                 9.75       1/15/2017        3,293
     4,652   United Airlines, Inc. Pass-Through Trust (i)           8.03       7/01/2011        6,955
       721   United Airlines, Inc. Pass-Through Trust               7.78       1/01/2014          744
                                                                                           ----------
                                                                                               27,932
                                                                                           ----------
             BUILDING PRODUCTS (0.4%)
     1,000   Building Materials Corp. of America (b)                7.50       3/15/2020        1,003
     2,000   Esco Corp. (b)                                         4.13 (e)  12/15/2013        1,855
       250   Esco Corp. (b)                                         8.63      12/15/2013          256
       500   Ply Gem Industries, Inc.                              11.75       6/15/2013          535
       750   USG Corp. (b)                                          9.75       8/01/2014          819
     1,000   USG Corp.                                              6.30      11/15/2016          930
                                                                                           ----------
                                                                                                5,398
                                                                                           ----------
             COMMERCIAL PRINTING (0.5%)
     2,000   Cenveo Corp.                                           8.88       2/01/2018        2,065
     3,000   Deluxe Corp.                                           5.00      12/15/2012        2,974
     2,000   Harland Clarke Holdings Corp.                          6.00 (e)   5/15/2015        1,710
                                                                                           ----------
                                                                                                6,749
                                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
       500   Case New Holland, Inc. (b)                             7.75       9/01/2013          523
     1,000   Case New Holland, Inc.                                 7.13       3/01/2014        1,030
     1,389   Manitowoc Co., Inc. (d)                                7.08       4/14/2014        1,391
     1,000   Navistar International Corp.                           8.25      11/01/2021        1,057
     2,000   Titan International, Inc.                              8.00       1/15/2012        2,030
                                                                                           ----------
                                                                                                6,031
                                                                                           ----------
             DIVERSIFIED SUPPORT SERVICES (0.4%)
     1,000   Iron Mountain, Inc.                                    7.75       1/15/2015        1,016
     4,030   Mobile Services Group, Inc.                            9.75       8/01/2014        4,222
                                                                                           ----------
                                                                                                5,238
                                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     1,500   Baldor Electric Co.                                    8.63       2/15/2017        1,598

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$    1,000   International Wire Group, Inc. (b)                     9.75%      4/15/2015   $    1,005
                                                                                           ----------
                                                                                                2,603
                                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     1,000   Casella Waste Systems, Inc. (b)                       11.00       7/15/2014        1,078
                                                                                           ----------
             HIGHWAYS & RAILTRACKS (0.3%)
     2,100   American Railcar Industries, Inc.                      7.50       3/01/2014        2,058
     1,800   RailAmerica, Inc.                                      9.25       7/01/2017        1,948
                                                                                           ----------
                                                                                                4,006
                                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.9%)
    15,000   Textron Financial Corp. (b)                            6.00       2/15/2067       12,412
                                                                                           ----------
             INDUSTRIAL MACHINERY (0.0%)
       500   Mueller Water Products, Inc.                           7.38       6/01/2017          458
                                                                                           ----------
             MARINE (0.1%)
     1,000   General Maritime Corp.                                12.00      11/15/2017        1,085
       500   United Maritime Group LLC (b)                         11.75       6/15/2015          523
                                                                                           ----------
                                                                                                1,608
                                                                                           ----------
             OFFICE SERVICES & SUPPLIES (0.2%)
     1,000   ACCO Brands Corp.                                     10.63       3/15/2015        1,116
     1,473   West Corp. (d)                                         2.63 (e)  10/24/2013        1,440
       500   West Corp.                                             9.50      10/15/2014          523
                                                                                           ----------
                                                                                                3,079
                                                                                           ----------
             RAILROADS (0.3%)
     5,784   Southern Capital Corp. (b)                             5.70       6/30/2023        3,878
                                                                                           ----------
             SECURITY & ALARM SERVICES (0.2%)
     2,000   Geo Group, Inc. (b)                                    7.75      10/15/2017        2,055
                                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
     2,500   United Rentals North America, Inc.                     9.25      12/15/2019        2,687
                                                                                           ----------
             TRUCKING (0.7%)
     2,000   Avis Budget Car Rental, LLC                            7.63       5/15/2014        2,040
     2,000   Avis Budget Group, Inc. (b)                            9.63       3/15/2018        2,165
     1,975   Hertz Corp. (d)                                        5.26      12/21/2012        1,952
     2,000   Hertz Corp.                                            8.88       1/01/2014        2,075
     1,000   Western Express, Inc. (b)                             12.50       4/15/2015          985
                                                                                           ----------
                                                                                                9,217
                                                                                           ----------
             Total Industrials                                                                 99,376
                                                                                           ----------
             INFORMATION TECHNOLOGY (2.0%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
     3,000   Clearwire Corp. (b)                                   12.00      12/01/2015        3,135
                                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    12,000   First Data Corp.                                       9.88       9/24/2015       11,010
     7,000   SunGard Data Systems, Inc.                            10.25       8/15/2015        7,412
                                                                                           ----------
                                                                                               18,422
                                                                                           ----------
             INTERNET SOFTWARE & SERVICES (0.1%)
     1,000   Equinix, Inc.                                          8.13       3/01/2018        1,045
                                                                                           ----------
             SEMICONDUCTORS (0.4%)
       500   Advanced Micro Devices (b)                             8.13      12/15/2017          516
     1,000   Freescale Semiconductor, Inc. (b)                     10.13       3/15/2018        1,085
     3,000   Freescale Semiconductor, Inc. (b)                      9.25       4/15/2018        3,135
                                                                                           ----------
                                                                                                4,736
                                                                                           ----------
             Total Information Technology                                                      27,338
                                                                                           ----------

================================================================================

9  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             MATERIALS (2.4%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
$    1,000   ARCO Chemical Co. (f),(h)                              9.80%      2/21/2020   $      915
     1,000   Georgia Gulf Corp. (b)                                 9.00       1/15/2017        1,051
     3,000   Hexion Finance Escrow LLC/Hexion Escrow
               Corp. (b)                                            8.88       2/01/2018        2,955
     1,500   LBI Escrow Corp. (b)                                   8.00      11/01/2017        1,562
                                                                                           ----------
                                                                                                6,483
                                                                                           ----------
             CONSTRUCTION MATERIALS (0.0%)
       500   Headwaters, Inc.                                      11.38      11/01/2014          534
                                                                                           ----------
             DIVERSIFIED CHEMICALS (0.3%)
     2,500   Huntsman International, LLC                            7.38       1/01/2015        2,459
     1,000   Huntsman International, LLC (b)                        8.63       3/15/2020        1,009
                                                                                           ----------
                                                                                                3,468
                                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     1,250   Scotts Miracle-Gro Co.                                 7.25       1/15/2018        1,284
                                                                                           ----------
             METAL & GLASS CONTAINERS (0.3%)
     1,000   Crown Americas, LLC                                    7.75      11/15/2015        1,048
     3,000   Graham Pack Co. LP/ GPC Capital Corp. (b)              8.25       1/01/2017        3,045
                                                                                           ----------
                                                                                                4,093
                                                                                           ----------
             PAPER PACKAGING (0.2%)
       250   Graphic Packaging Corp.                                8.63       2/15/2012          255
     3,000   Graphic Packaging International, Inc.                  9.50       8/15/2013        3,094
                                                                                           ----------
                                                                                                3,349
                                                                                           ----------
             PAPER PRODUCTS (0.4%)
       597   Boise Cascade, LLC                                     7.13      10/15/2014          589
     1,000   Cascades, Inc. (b)                                     7.75      12/15/2017        1,024
     1,100   Georgia Pacific, LLC (b)                               8.25       5/01/2016        1,215
     1,000   NewPage Corp.                                         10.00       5/01/2012          725
     2,000   Verso Paper Holdings, LLC (b)                         11.50       7/01/2014        2,200
                                                                                           ----------
                                                                                                5,753
                                                                                           ----------
             SPECIALTY CHEMICALS (0.3%)
     2,000   Momentive Performance Materials, Inc.                  9.75      12/01/2014        2,042
     1,000   Nalco Co.                                              8.88      11/15/2013        1,034
     1,000   Tronox Worldwide, LLC (f)                              9.50      12/01/2012        1,195
                                                                                           ----------
                                                                                                4,271
                                                                                           ----------
             STEEL (0.3%)
     1,500   AK Steel Holding Corp.                                 7.75       6/15/2012        1,507
     1,250   Metals USA, Inc.                                      11.13      12/01/2015        1,344
     1,000   Severstal Columbus, LLC (b)                           10.25       2/15/2018        1,063
                                                                                           ----------
                                                                                                3,914
                                                                                           ----------
             Total Materials                                                                   33,149
                                                                                           ----------
             TELECOMMUNICATION SERVICES (4.2%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
     1,000   Level 3 Communications, Inc. (d)                       9.52       3/13/2014        1,095
     1,000   Level 3 Communications, Inc. (b)                      10.00       2/01/2018          993
                                                                                           ----------
                                                                                                2,088
                                                                                           ----------
             INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
     3,000   Cincinnati Bell, Inc.                                  8.25      10/15/2017        3,037
       500   Cincinnati Bell, Inc.                                  8.75       3/15/2018          509
     2,000   Citizens Communications Co.                            7.88       1/15/2027        1,890
     3,000   GCI, Inc.                                              8.63      11/15/2019        3,067
     2,052   Hawaiian Telcom Communications, Inc. (d)               6.26       6/01/2014        1,570

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$    2,000   Hawaiian Telcom Communications, Inc. (f)              12.50%      5/01/2015   $        -
     1,000   New Communications Holdings (b)                        8.25       4/15/2017        1,039
     1,000   New Communications Holdings (b)                        8.75       4/15/2022        1,030
     5,000   Qwest Communications International, Inc.               7.50       2/15/2014        5,112
    12,000   Qwest Communications International, Inc.               7.50       2/15/2014       12,330
     1,000   Windstream Corp.                                       8.13       8/01/2013        1,053
     4,000   Windstream Corp.                                       7.88      11/01/2017        3,990
                                                                                           ----------
                                                                                               34,627
                                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.6%)
     1,000   Crown Castle International Corp.                       9.00       1/15/2015        1,082
     1,969   MetroPCS Communications, Inc. (d)                      2.56(e)    2/20/2014        1,928
     1,000   MetroPCS Communications, Inc.                          9.25      11/01/2014        1,039
     3,000   Nextel Communications, Inc.                            6.88      10/31/2013        2,966
     4,000   Nextel Communications, Inc.                            5.95       3/15/2014        3,840
     2,000   NII Capital Corp. (b)                                  8.88      12/15/2019        2,080
     6,000   Sprint Capital Corp.                                   8.38       3/15/2012        6,390
     2,000   Sprint Nextel Corp.                                    8.38       8/15/2017        2,075
                                                                                           ----------
                                                                                               21,400
                                                                                           ----------
             Total Telecommunication Services                                                  58,115
                                                                                           ----------

             UTILITIES (6.2%)
             ----------------
             ELECTRIC UTILITIES (2.7%)
       627   FPL Energy National Wind Portfolio, LLC (b)            6.13       3/25/2019          608
       529   FPL Energy Wind Funding, LLC (b)                       6.88       6/27/2017          521
     2,000   FPL Group Capital, Inc.                                7.30       9/01/2067        2,053
     3,000   Otter Tail Corp.                                       9.00      12/15/2016        3,315
     3,000   PNM Resources, Inc.                                    9.25       5/15/2015        3,244
    15,630   PPL Capital Funding, Inc.                              6.70       3/30/2067       14,321
       697   Sierra Pacific Resources                               8.63       3/15/2014          718
     1,995   Texas Competitive Electric Holdings Co., LLC (d)       3.25      10/10/2014        1,640
     5,930   Texas Competitive Electric Holdings Co., LLC (d)       3.75(e)   10/10/2014        4,878
     2,965   Texas Competitive Electric Holdings Co., LLC (d)       3.75(e)   10/10/2014        2,423
     5,000   Texas Competitive Electric Holdings Co., LLC          10.25      11/01/2015        3,750
                                                                                           ----------
                                                                                               37,471
                                                                                           ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
     2,000   AES Corp.                                              7.75       3/01/2014        2,053
     3,000   AES Corp.                                              8.00       6/01/2020        3,097
     2,000   Calpine Construction Finance Co., LP (b)               8.00       6/01/2016        2,080
     3,000   Dynegy Holdings, Inc.                                  7.50       6/01/2015        2,670
     2,000   Dynegy Holdings, Inc.                                  8.38       5/01/2016        1,778
     1,000   Mirant Americas Generation, Inc.                       8.30       5/01/2011        1,034
     1,000   NRG Energy, Inc.                                       7.38       1/15/2017          995
     3,000   Reliant Energy, Inc.                                   7.63       6/15/2014        3,007
     2,000   Reliant Energy, Inc.                                   7.88       6/15/2017        1,935
                                                                                           ----------
                                                                                               18,649
                                                                                           ----------
             MULTI-UTILITIES (2.1%)
     1,900   CMS Energy Corp.                                       6.30       2/01/2012        1,995
     1,500   CMS Energy Corp.                                       8.75       6/15/2019        1,712
     3,000   Dominion Resources, Inc.                               6.30       9/30/2066        2,874
     6,790   Integrys Energy Group, Inc.                            6.11      12/01/2066        6,357
    13,000   Puget Sound Energy, Inc.                               6.97       6/01/2067       12,398
     1,128   Tenaska Oklahoma, LP (b)                               6.53      12/30/2014        1,105
     3,000   Wisconsin Energy Corp.                                 6.25       5/15/2067        2,895
                                                                                           ----------
                                                                                               29,336
                                                                                           ----------
             Total Utilities                                                                   85,456
                                                                                           ----------
             Total Corporate Obligations (cost: $920,170)                                   1,001,614
                                                                                           ----------

================================================================================

11  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             EURODOLLAR AND YANKEE OBLIGATIONS (8.1%)

             CONSUMER DISCRETIONARY (0.3%)
             -----------------------------
             CABLE & SATELLITE (0.1%)
$    1,051   NTL Cable plc                                          8.75%     4/15/2014    $    1,081
       500   UPC Holding B.V. (b)                                   9.88      4/15/2018           531
                                                                                           ----------
                                                                                                1,612
                                                                                           ----------
             PUBLISHING (0.2%)
       500   Nielsen Finance, LLC                                  11.50      5/01/2016           573
     2,000   Nielsen Finance, LLC and Nielsen Finance Co.          11.63      2/01/2014         2,280
                                                                                           ----------
                                                                                                2,853
                                                                                           ----------
             Total Consumer Discretionary                                                       4,465
                                                                                           ----------
             CONSUMER STAPLES (0.8%)
             -----------------------
             PACKAGED FOODS & MEAT (0.8%)

     5,000   Bracol Holdings Ltd.                                  10.25(e)  10/05/2016         5,525
     5,000   Marfrig Overseas Ltd.                                  9.50      5/04/2020         4,921
                                                                                           ----------
             Total Consumer Staples                                                            10,446
                                                                                           ----------
             ENERGY (0.5%)
             -------------
             OIL & GAS DRILLING (0.1%)
       359   Delek & Avner-Yam Tethys Ltd. (b)                      5.33      8/01/2013           365
     2,000   Gibson Energy ULC (b)                                 11.75      5/27/2014         2,225
                                                                                           ----------
                                                                                                2,590
                                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
     2,000   Expro Finance Luxembourg SCA                           8.50     12/15/2016         2,049
     2,000   TRICO Marine Services, Inc. (b)                       11.88     11/01/2014         2,044
                                                                                           ----------
                                                                                                4,093
                                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,000   Compton Petroleum Finance Corp.                        7.63     12/01/2013           860
                                                                                           ----------
             Total Energy                                                                       7,543
                                                                                           ----------

             FINANCIALS (2.8%)
             -----------------
             DIVERSIFIED BANKS (1.4%)
     3,000   BOI Capital Funding Number 2, LP (b),(k)               5.57              -         2,160
     6,000   Credit Agricole S.A. (b)                               6.64              -         5,115
       786   Groupe BPCE                                           10.00              -(j)        935
     5,986   ING Groep N.V.                                         5.78              -(j)      5,172
     1,500   Natixis (b)                                           10.00              -         1,473
     4,000   Royal Bank of Scotland Group plc                       7.64              -(j)      2,610
     2,000   Standard Chartered plc (b)                             6.41              -         1,842
                                                                                           ----------
                                                                                               19,307
                                                                                           ----------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
     4,000   UBS Preferred Funding Trust II                         7.25              -(j)      3,883
     1,000   UBS Preferred Funding Trust V                          6.24              -(j)        924
                                                                                           ----------
                                                                                                4,807
                                                                                           ----------
             MULTI-LINE INSURANCE (0.3%)
     2,000   AXA S.A. (b)                                           6.46              -(j)      1,800
     2,000   ING Capital Funding Trust III                          8.44              -(j)      1,905
                                                                                           ----------
                                                                                                3,705
                                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     2,210   ZFS Finance USA Trust I (b)                            6.15     12/15/2065         2,144

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$    2,000   ZFS Finance USA Trust II (b)                           6.45%    12/15/2065    $    1,950
                                                                                           ----------
                                                                                                4,094
                                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.2%)
     3,000   Catlin Insurance Co. Ltd. (b)                          7.25              -(j)      2,715
                                                                                           ----------
             REGIONAL BANKS (0.1%)
     2,000   Glitnir Banki hf, acquired 1/25/2008; cost
                   $1,830(b),(f),(g)                                4.75     10/15/2010           622
     1,000   Kaupthing Bank hf, acquired 1/25/2008; cost
                   $888(b),(f),(g)                                  5.75     10/04/2011           285
                                                                                           ----------
                                                                                                  907
                                                                                           ----------
             SPECIALIZED FINANCE (0.2%)
     3,000   XL Capital Ltd.                                        6.50              -(j)      2,490
                                                                                           ----------
             Total Financials                                                                  38,025
                                                                                           ----------
             HEALTH CARE (0.2%)
             ------------------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
     2,000   Novasep Holding SAS (b)                                9.75     12/15/2016         2,064
                                                                                           ----------
             INDUSTRIALS (0.6%)
             ------------------
             MARINE (0.2%)
     1,000   Navios Maritime Holdings, Inc.                         9.50     12/15/2014         1,041
       500   Navios Maritime Holdings, Inc. (b)                     8.88     11/01/2017           526
     1,000   Stena AB                                               7.00     12/01/2016           990
                                                                                           ----------
                                                                                                2,557
                                                                                           ----------
             MARINE PORTS & SERVICES (0.1%)
     1,000   Teekay Corp.                                           8.50      1/15/2020         1,064
                                                                                           ----------
             RAILROADS (0.3%)
     3,942   Kansas City Southern de Mexico, S.A. de C.V. (i)       9.38      5/01/2012         4,052
     1,000   Kansas City Southern de Mexico, S.A. de C.V. (b)       8.00      2/01/2018         1,049
                                                                                           ----------
                                                                                                5,101
                                                                                           ----------
             Total Industrials                                                                  8,722
                                                                                           ----------
             INFORMATION TECHNOLOGY (0.7%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.6%)
     5,000   Intelsat Bermuda Ltd.                                 11.25      6/15/2016         5,425
     3,000   Intelsat Jackson Holdings, Ltd. (d)                    3.29(e)   2/01/2014         2,842
                                                                                           ----------
                                                                                                8,267
                                                                                           ----------
             SEMICONDUCTORS (0.1%)
     1,750   New Asat Finance Ltd. (f)                              9.25      2/01/2011           319
       320   NXP B.V./ NXP Funding LLC                             10.00      7/15/2013           358
                                                                                           ----------
                                                                                                  677
                                                                                           ----------
             Total Information Technology                                                       8,944
                                                                                           ----------
             MATERIALS (2.1%)
             ----------------
             ALUMINUM (0.2%)
     2,500   Novelis, Inc.                                          7.25      2/15/2015         2,462
       500   Novelis, Inc.                                         11.50      2/15/2015           553
                                                                                           ----------
                                                                                                3,015
                                                                                           ----------
             COMMODITY CHEMICALS (0.1%)
     1,000   Nova Chemicals Corp.                                   8.38     11/01/2016         1,044
                                                                                           ----------

================================================================================

13  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------------

             CONSTRUCTION MATERIALS (0.2%)
$    3,000   Cemex Finance, LLC (b)                                 9.50%    12/14/2016    $    3,093
                                                                                           ----------
             DIVERSIFIED CHEMICALS (0.2%)
     3,000   INEOS Group Holdings plc (b)                           8.50      2/15/2016         2,685
                                                                                           ----------
             DIVERSIFIED METALS & MINING (0.2%)
     1,000   Teck Resources Ltd.                                    9.75      5/15/2014         1,218
     1,000   Teck Resources Ltd.                                   10.75      5/15/2019         1,252
                                                                                           ----------
                                                                                                2,470
                                                                                           ----------
             FOREST PRODUCTS (0.1%)
       684   Ainsworth Lumber Co. Ltd. (b)                         11.00      7/29/2015           663
                                                                                           ----------
             PAPER PACKAGING (0.2%)
     3,000   JSG Funding plc                                        7.75      4/01/2015         2,974
                                                                                           ----------
             PAPER PRODUCTS (0.9%)
     3,638   Abitibi-Consolidated Co. of Canada (b)                13.75      4/01/2011         3,892
     3,000   Abitibi-Consolidated Co. of Canada (f)                 6.00      6/20/2013           645
       500   PE Paper Escrow GmbH (b)                              12.00      8/01/2014           575
     4,250   Sappi Papier Holding AG (b)                            6.75      6/15/2012         4,254
     4,115   Sappi Papier Holding AG (b)                            7.50      6/15/2032         3,247
                                                                                           ----------
                                                                                               12,613
                                                                                           ----------
             Total Materials                                                                   28,557
                                                                                           ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
     1,500   Global Crossing Ltd. (b)                              12.00      9/15/2015         1,691
                                                                                           ----------
             Total Eurodollar and Yankee Obligations (cost: $100,950)                         110,457
                                                                                           ----------
             ASSET-BACKED SECURITIES (0.6%)

             FINANCIALS (0.6%)
             -----------------
             ASSET-BACKED FINANCING (0.6%)
     3,000   AESOP Funding II, LLC (b),(e)                          0.48      3/20/2012         2,952
     2,000   Banc of America Securities Auto Trust                  5.51      2/19/2013         2,005
     2,236   GE Equipment Midticket, LLC                            0.57 (e)  9/15/2017         2,160
       852   USXL Funding, LLC (INS)(b),(e)                         5.38      4/15/2014           852
                                                                                           ----------
                                                                                                7,969
                                                                                           ----------
             Total Asset-Backed Securities (cost: $7,111)                                       7,969
                                                                                           ----------

             COMMERCIAL MORTGAGE SECURITIES (4.7%)

             FINANCIALS (4.7%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (4.7%)
     1,500   Banc of America Commercial Mortgage, Inc.              4.77      7/10/2043         1,143
     2,400   Banc of America Commercial Mortgage, Inc.              4.95      7/10/2043         1,902
     2,560   Banc of America Commercial Mortgage, Inc.              5.81      7/10/2044         2,303
     1,435   Banc of America Commercial Mortgage, Inc. (b)          5.10      9/10/2047         1,252
     5,000   Banc of America Commercial Mortgage, Inc.              5.35      9/10/2047         4,605
     7,610   Banc of America Commercial Mortgage, Inc. (b)          6.14      9/10/2047         6,561
     4,000   BCRR Trust (b)                                         5.86      7/17/2040         3,458
     2,000   Citigroup Commercial Mortgage Trust                    6.10     12/10/2049         1,650
     3,000   Commercial Mortgage                                    5.54      2/11/2017         2,222
     1,000   Commercial Mortgage Loan Trust                         6.02     12/10/2049           760
     1,000   Credit Suisse First Boston Mortgage Securities
                Corp. (b)                                           5.78     12/15/2035           845
     3,213   Credit Suisse First Boston Mortgage Securities
                Corp. (b)                                           5.02      1/15/2037         2,574

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------------

$    5,000   GE Capital Commercial Mortgage Corp.                   5.61%    12/10/2049    $    3,218
     2,000   GMAC Commercial Mortgage Securities, Inc.              4.75      5/10/2043         1,910
     1,000   GS Mortgage Securities Corp. II                        5.53      8/10/2038           704
     2,151   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                    5.32      1/12/2043         2,085
     3,378   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                    5.33     12/15/2044         2,249
     6,000   LB-UBS Commercial Mortgage Trust                       5.21      4/15/2030         4,830
     1,700   LB-UBS Commercial Mortgage Trust                       5.46      2/15/2040         1,478
     6,400   Merrill Lynch Mortgage Trust                           5.14      7/12/2038         5,680
     2,000   Merrill Lynch Mortgage Trust                           4.92     10/12/2041         1,604
     3,000   Merrill Lynch Mortgage Trust                           5.38      8/12/2048         2,732
     1,755   Morgan Stanley Capital I, Inc.                         5.15      8/13/2042         1,174
     1,445   Morgan Stanley Capital I, Inc.                         5.17      8/13/2042           928
     7,000   Morgan Stanley Capital I, Inc.                         4.77      7/15/2056         6,137
                                                                                           ----------
                                                                                               64,004
                                                                                           ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     1,186   Credit-Suisse First Boston Corp., acquired
                6/13/2003; cost $58(g)                              1.54      5/17/2040            76
                                                                                           ----------
             Total Financials                                                                  64,080
                                                                                           ----------
             Total Commercial Mortgage Securities (cost: $56,857)                              64,080
                                                                                           ----------

             MUNICIPAL BONDS (0.3%)

             CASINOS & GAMING (0.3%)
     2,000   Mashantucket (Western) Pequot Tribe, acquired
                10/05/2009; cost $1,410(b),(f),(l)                  5.91      9/01/2021         1,067
     3,225   Seneca Nation of Indians Capital Improvements
                Auth.                                               6.75     12/01/2013         3,075
                                                                                           ----------
                                                                                                4,142
                                                                                           ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.0%)
       710   Erie County Tobacco Asset Securitization Corp.         6.00      6/01/2028           606
                                                                                           ----------
             Total Municipal Bonds (cost: $5,331)                                               4,748
                                                                                           ----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------

             EQUITY SECURITIES (11.6%)

             COMMON STOCKS (1.5%)

             CONSUMER DISCRETIONARY (0.5%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.2%)
    28,222   Lear Corp.*                                                                        2,291
                                                                                           ----------
             BROADCASTING (0.2%)
    69,330   Charter Communications, Inc. "A"*                                                  2,627
    30,000   Sinclair Broadcast Group, Inc. "A"*                                                  207
                                                                                           ----------
                                                                                                2,834
                                                                                           ----------
             CABLE & SATELLITE (0.1%)
    50,000   Comcast Corp. "A"                                                                    987
     6,666   Time Warner Cable, Inc.                                                              375
                                                                                           ----------
                                                                                                1,362
                                                                                           ----------

================================================================================

15  | USAA High-Yield Opportunities Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------

             PUBLISHING (0.0%)
    32,656   American Media, Inc., acquired 2/02/2009; cost $723*(g),(h)                   $        -
                                                                                           ----------
             Total Consumer Discretionary                                                       6,487
                                                                                           ----------
             CONSUMER STAPLES (0.1%)
             -----------------------
             TOBACCO (0.1%)
    20,171   Philip Morris International, Inc.                                                    990
                                                                                           ----------
             ENERGY (0.3%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
    13,590   Chevron Corp.                                                                      1,107
     8,506   Royal Dutch Shell plc                                                                533
                                                                                           ----------
                                                                                                1,640
                                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
   169,107   Energy Partners Ltd.*                                                              2,312
                                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.0%)
    15,000   Valero Energy Corp.                                                                  312
                                                                                           ----------
             Total Energy                                                                       4,264
                                                                                           ----------
             FINANCIALS (0.0%)
             -----------------
             REITs - OFFICE (0.0%)
    10,000   Maguire Properties, Inc.                                                              37
                                                                                           ----------
             REITs - SPECIALIZED (0.0%)
    10,000   Entertainment Properties Trust                                                       437
    10,000   Strategic Hotel Capital, Inc.                                                         64
    10,951   Sunstone Hotel Investors, Inc.*                                                      140
                                                                                           ----------
                                                                                                  641
                                                                                           ----------
             Total Financials                                                                     678
                                                                                           ----------
             HEALTH CARE (0.1%)
             ------------------
             HEALTH CARE FACILITIES (0.0%)
    20,000   Community Health Systems, Inc.*                                                      817
                                                                                           ----------
             PHARMACEUTICALS (0.1%)
    29,000   Eli Lilly and Co.                                                                  1,014
    10,000   Merck & Co., Inc.                                                                    351
                                                                                           ----------
                                                                                                1,365
                                                                                           ----------
             Total Health Care                                                                  2,182
                                                                                           ----------
             INDUSTRIALS (0.2%)
             ------------------
             BUILDING PRODUCTS (0.2%)
    20,000   Masco Corp.                                                                          324
    32,962   Nortek, Inc., acquired 6/20/2005; cost $1,440*                                     1,566
                                                                                           ----------
                                                                                                1,890
                                                                                           ----------
             COMMERCIAL PRINTING (0.0%)
    39,632   World Color Press, Inc.*                                                             480
                                                                                           ----------
             Total Industrials                                                                  2,370
                                                                                           ----------
             MATERIALS (0.2%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
    27,438   LyondellBasell Industries                                                            757
                                                                                           ----------
             CONSTRUCTION MATERIALS (0.0%)
       596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(g),(h)                          315
                                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------

             FOREST PRODUCTS (0.1%)
   195,497   Ainsworth Lumber Co. Ltd.*                                                    $      866
                                                                                           ----------
             STEEL (0.0%)
    20,000   Worthington Industries, Inc.                                                         320
                                                                                           ----------
             Total Materials                                                                    2,258
                                                                                           ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    30,000   Iowa Telecommunication Services, Inc.                                                505
    60,000   Windstream Corp.                                                                     663
                                                                                           ----------
                                                                                                1,168
                                                                                           ----------
             Total Telecommunication Services                                                   1,168
                                                                                           ----------
             UTILITIES (0.0%)
             ----------------
             ELECTRIC UTILITIES (0.0%)
    10,000   Progress Energy, Inc.                                                                399
                                                                                           ----------
             Total Common Stocks (cost: $23,534)                                               20,796
                                                                                           ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
-----------------------------------------------------------------------------------------------------

             PREFERRED SECURITIES (1.6%)

             CONSUMER STAPLES (0.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)

   120,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (b)        9,697
                                                                                           ----------
             FINANCIALS (0.6%)
             -----------------
             LIFE & HEALTH INSURANCE (0.2%)
   120,000   Delphi Financial Group, Inc., 7.38%, perpetual                                     2,563
                                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $2,000   Security Capital Assurance Ltd., 6.88%, perpetual*(g)                                  -
                                                                                           ----------
             REINSURANCE (0.1%)
     3,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
                acquired 1/23/2007 - 3/02/07; cost $3,109*(g)                                     600
    $1,000   Swiss Re Capital I LP, 6.85%, perpetual  (b)                                         929
                                                                                           ----------
                                                                                                1,529
                                                                                           ----------
             REITs - OFFICE (0.1%)
    20,000   Maguire Properties, Inc., Series A, 7.63%, cumulative redeemable, perpetual          286
    20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable, perpetual          492
                                                                                           ----------
                                                                                                  778
                                                                                           ----------
             REITs - RETAIL (0.0%)
    20,000   Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                       502
                                                                                           ----------
             REITs - SPECIALIZED (0.1%)
    70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                             1,365
    20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                           485
                                                                                           ----------
                                                                                                1,850
                                                                                           ----------

================================================================================

17  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                         MARKET
$(000)/                                                                                         VALUE
SHARES       SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------

             THRIFTS & MORTGAGE FINANCE (0.1%)
    40,000   Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual               $    1,005
                                                                                           ----------
             Total Financials                                                                   8,227
                                                                                           ----------
             GOVERNMENT (0.0%)
             -----------------
    15,000   Fannie Mae, 8.25%, perpetual*                                                         21
                                                                                           ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     2,000   Centaur Funding Corp., 9.08%  (b)                                                  2,206
    30,000   Crown Castle International Corp., 6.25%, cumulative redeemable,
                perpetual (a) *                                                                 1,749
                                                                                           ----------
                                                                                                3,955
                                                                                           ----------
             Total Telecommunication Services                                                   3,955
                                                                                           ----------
             Total Preferred Securities (cost: $27,416)                                        21,900
                                                                                           ----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------

             EXCHANGE-TRADED FUNDS (8.5%)
   842,070   iShares iBoxx High Yield Corporate Bond Fund                                      75,281
 1,018,109   SPDR Barclay Capital High Yield Bond Fund                                         40,918
                                                                                           ----------
             Total Exchange-Traded Funds (cost: $105,862)                                     116,199
                                                                                           ----------
             WARRANTS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             BROADCASTING (0.0%)
     5,016   Charter Communications Inc. "A"                                                       33
       250   Ono Finance plc, acquired 7/16/2001-1/24/2002; cost $0(b),(g),(h)                      -
                                                                                           ----------
                                                                                                   33
                                                                                           ----------
             PUBLISHING (0.0%)
    12,745   Reader's Digest Association, Inc.  (h)                                                 -
                                                                                           ----------
             Total Consumer Discretionary                                                          33
                                                                                           ----------
             INDUSTRIALS (0.0%)
             ------------------
             COMMERCIAL PRINTING (0.0%)
    22,461   World Color Press, Inc.                                                              180
    22,461   World Color Press, Inc.                                                               70
                                                                                           ----------
             Total Commercial Printing                                                            250
                                                                                           ----------
             Total Industrials                                                                    250
                                                                                           ----------
             INFORMATION TECHNOLOGY (0.0%)
             -----------------------------
             SEMICONDUCTORS (0.0%)
         1   New Asat Finance Ltd., acquired 12/03/2007; cost $0(b),(g),(h)                         -
                                                                                           ----------
             Total Warrants (cost: $520)                                                          283
                                                                                           ----------
             RIGHTS (0.0%)

             MATERIALS (0.0%)
             ----------------
        30   ARCO Chemical Co. (h) (cost:  $0)                      9.80      2/01/2020           321
                                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES                                                                                       (000)
-----------------------------------------------------------------------------------------------------

             Total Equity Securities
               (cost: $157,332)                                                            $  159,499
                                                                                           ----------

PRINCIPAL
AMOUNT                                                             COUPON
(000)        SECURITY                                                RATE      MATURITY
-----------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (0.4%)

             VARIABLE-RATE DEMAND NOTES (0.4%)

             MATERIALS (0.4%)
             ----------------
             INDUSTRIAL GASES (0.4%)
$    5,000   Louisiana Public Facilities Auth. (e) (cost:
                $5,000)                                             0.50%    12/01/2043         5,000
                                                                                           ----------
             TOTAL INVESTMENTS (COST: $1,251,332)                                          $1,353,367
                                                                                           ==========

                                                               VALUATION HIERARCHY
($ IN 000s)                                                    -------------------

                                               (LEVEL 1)
                                             QUOTED PRICES         (LEVEL 2)
                                               IN ACTIVE             OTHER            (LEVEL 3)
                                                MARKETS           SIGNIFICANT        SIGNIFICANT
                                             FOR IDENTICAL        OBSERVABLE        UNOBSERVABLE
                                                 ASSETS             INPUTS             INPUTS             TOTAL
---------------------------------------------------------------------------------------------------------------

BONDS:
   CORPORATE OBLIGATIONS                     $           -      $   1,001,614       $         -     $ 1,001,614
   EURODOLLAR AND YANKEE
   OBLIGATIONS                                           -            110,457                 -         110,457
   ASSET-BACKED SECURITIES                               -              7,969                 -           7,969
   COMMERCIAL MORTGAGE SECURITIES                        -             64,080                 -          64,080
   MUNICIPAL BONDS                                       -              4,748                 -           4,748
EQUITY SECURITIES:
   COMMON STOCKS                                    20,481                  -               315          20,796
   PREFERRED SECURITIES                                  -             21,900                 -          21,900
   EXCHANGE-TRADED FUNDS                           116,199                  -                 -         116,199
   WARRANTS                                            213                 70                 -             283
   RIGHTS                                                -                321                 -             321
MONEY MARKET INSTRUMENTS:
   VARIABLE-RATE DEMAND NOTES                            -              5,000                 -           5,000
---------------------------------------------------------------------------------------------------------------
Total                                        $     136,893      $   1,216,159       $       315     $ 1,353,367
---------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

                                                             Common           Corporate         Asset-Backed
                                                             Stocks         Obligations           Securities
------------------------------------------------------------------------------------------------------------

Balance as of July 31, 2009                                   $  -             $ 2,582              $ 1,007
Net realized gain (loss)                                         -                (117)                  96
Change in net unrealized appreciation/depreciation               -               2,713                   (7)
Net purchases (sales)                                          315              (2,385)              (1,096)
Transfers in and/or out of Level 3                               -              (2,793)                   -
------------------------------------------------------------------------------------------------------------
Balance as of April 30, 2010                                  $315             $     -              $     -
------------------------------------------------------------------------------------------------------------

================================================================================

19  | USAA High-Yield Opportunities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA
High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: High-Yield Opportunities Fund Shares and
High-Yield Opportunities Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.
The Institutional Shares are currently only offered for sale to the USAA Target
Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

================================================================================

20  | USAA High-Yield Opportunities Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager under valuation procedures approved by the Trust's Board of Trustees.
The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the
Manager, under valuation procedures approved by the Trust's Board of Trustees.
The Fund received unlisted common stock in exchange for notes held by the

================================================================================

21  | USAA High-Yield Opportunities Fund

================================================================================

Fund. The fair value methods included using inputs such as the last available quotations for the original notes from which the common stock was exchanged.
Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The
Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-
issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, the Fund had no securities out on loan.

F. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

G. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

H. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $145,288,000 and $43,253,000, respectively, resulting in net unrealized depreciation of $102,035,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,371,598,000 at April
30, 2010, and, in total, may not equal 100%. Investments in foreign securities were 7.2% on net assets at April 30, 2010. A category percentage of 0.0%
represents less than 0.1% of net assets.

J. The Fund may rely on certain Securities and Exchange Commission (SEC)
exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the
Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-
denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S.
corporations and financial institutions. Yankee obligations are dollar-
denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to

================================================================================

23  | USAA High-Yield Opportunities Fund

================================================================================

period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated
maturity is longer.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares    Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares are traded on securities exchanges.
REIT       Real estate investment trust
SPDR       Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the
           S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)  Principal and interest payments are insured by Financial Guaranty
       Insurance Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)   Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

================================================================================

                                        Notes to Portfolio of Investments |  24

================================================================================

(b)   Restricted security that is not registered under the Securities Act of
      1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
      144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c)   At April 30, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $7,214,000, which included when-issued securities of $7,184,000.
(d)   Senior loan (loan) - is not registered under the Securities Act of 1933.
      The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
      Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e)   Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
      April 30, 2010.
(f)   Currently the issuer is in default with respect to interest and/or principal payments.
(g)   Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2010, was $2,964,000, which represented 0.2%
      of the Fund's net assets.
(h)   Security was fair valued at April 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(i)   At April 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(j)   Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k)   Security is currently trading without accrued interest.
*     Non-income-producing security.

================================================================================

25  | USAA High-Yield Opportunities Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.